ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES
Schedule of accrued expenses

	2023	2024
Operation, maintenance, and telecommunication service	5,813	6,424
Salaries and benefits	3,909	3,856
General, administrative, and marketing expenses	3,114	3,665
Interest and bank charges	243	247
Total	13,079	14,192